UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-5785

MFS INVESTMENT GRADE MUNICIPAL TRUST

(Exact name of registrant as specified in charter)

500 Boylston Street, Boston, Massachusetts 02116

(Address of principal executive offices) (Zip code)

Susan S. Newton

Massachusetts Financial Services Company

500 Boylston Street

Boston, Massachusetts 02116

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: November 30

Date of reporting period: August 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS.

MFS® Investment Grade Municipal Trust

8/31/10
Quarterly portfolio holdings

M F S®
INVESTMENT MANAGEMENT

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10

Issuer	Shares/Par	Value ($)
Municipal Bonds – 147.5%
Airport & Port Revenue – 0.1%
Maryland Economic Development Corp. Rev. (Terminal Project), “B”, 5.75%, 2035	$150,000	$156,698
General Obligations - General Purpose – 4.3%
Chicago, IL (Emergency Telecommunications Systems), FGIC, 5.5%, 2023	$1,000,000	$1,222,412
Chicago, IL, “A”, AMBAC, 6.25%, 2014	1,480,000	1,718,857
Highlands Ranch, CO, Metropolitan District, AGM, 6.5%, 2011	650,000	681,239
Highlands Ranch, CO, Metropolitan District, ETM, AGM, 6.5%, 2011 (c)	725,000	760,373
Luzerne County, PA, AGM, 6.75%, 2023	370,000	427,994
State of California, 5.75%, 2019	70,000	71,586

		$4,882,461

General Obligations - Schools – 6.6%
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2031	$130,000	$46,856
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2032	235,000	79,468
Beverly Hills, CA, Unified School District, Capital Appreciation, (Election of 2008), 0%, 2033	470,000	148,586
Frenship, TX, Independent School District, AGM, 5%, 2033	1,000,000	1,055,170
Los Angeles, CA, Unified School District, “D”, 5%, 2034	95,000	100,050
Modesto, CA, High School District (Stanislaus County), Capital Appreciation, “A”, FGIC, 0%, 2019	1,350,000	941,126
Pomona, CA, Unified School District, “A”, NATL, 6.45%, 2022	1,000,000	1,204,570
San Lorenzo, CA, Unified School District, Alameda County, Election 2004, “B”, FGIC, 4.75%, 2037	640,000	657,421
St. Johns, MI, Public Schools, FGIC, 5.1%, 2025	1,000,000	1,232,920
West Contra Costa, CA, Unified School District, “B”, NATL, 6%, 2024	250,000	282,710
Will County, IL, School District (Channahon), AMBAC, 8.5%, 2015	1,400,000	1,833,734

		$7,582,611

Healthcare Revenue - Hospitals – 27.4%
Allegheny County, PA, Hospital Development Authority Rev. (West Penn Allegheny Health), “A”, 5.375%, 2040	$405,000	$307,253
Birmingham, AL, Baptist Medical Center, Special Care Facilities Rev. (Baptist Health Systems, Inc.), “A”, 5%, 2030	485,000	438,071
Brunswick, GA, Hospital Authority Rev. (Glynn-Brunswick Memorial Hospital), 5.625%, 2034	165,000	174,867
California Health Facilities Financing Authority Rev. (Catholic Healthcare West), “I”, 4.95%, 2026 (b)	200,000	220,234
California Health Facilities Financing Authority Rev. (St. Joseph Health System), “A”, 5.75%, 2039	195,000	208,913
California Municipal Finance Authority Rev. (Eisenhower Medical Center), “A”, 5.75%, 2040	30,000	30,698
California Statewide Communities Development Authority Rev. (Children’s Hospital), 5%, 2047	575,000	483,282
California Statewide Communities Development Authority Rev. (Enloe Medical Center), CHCLI, 5.75%, 2038	360,000	375,127
California Statewide Communities Development Authority Rev. (St. Joseph Health System), FGIC, 5.75%, 2047	255,000	264,983
Cullman County, AL, Health Care Authority (Cullman Regional Medical Center), “A”, 6.75%, 2029	355,000	373,797
District of Columbia Hospital Rev. (Children’s Hospital Obligated Group), AGM, 5.25%, 2045	265,000	271,848
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6%, 2025	55,000	56,463
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.5%, 2030	175,000	178,904

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Gage County, NE, Hospital Authority No. 1, Health Care Facilities Rev. (Beatrice Community Hospital & Health Care Center), “B”, 6.75%, 2035	$150,000	$153,308
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7%, 2027	205,000	236,597
Harris County, TX, Health Facilities Development Corp., Hospital Rev. (Memorial Hermann Healthcare Systems), “B”, 7.25%, 2035	250,000	289,430
Health Care Authority for Baptist Health, AL, “D”, 5%, 2021	850,000	851,862
Idaho Health Facilities Authority Rev. (St. Luke’s Regional Medical Center), 5%, 2035	85,000	87,591
Illinois Finance Authority Rev. (Children’s Memorial Hospital), “A”, ASSD GTY, 5.25%, 2047	540,000	557,329
Illinois Finance Authority Rev. (KishHealth Systems Obligated Group), 5.75%, 2028	380,000	400,797
Illinois Finance Authority Rev. (Provena Health), “A”, 7.75%, 2034	400,000	468,176
Illinois Finance Authority Rev. (Resurrection Health), 6.125%, 2025	460,000	486,464
Illinois Finance Authority Rev. (Silver Cross Hospital & Medical Centers), 6.875%, 2038	395,000	424,878
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Clarian Health), “A”, 5%, 2039	390,000	390,359
Indiana Health & Educational Facilities Finance Authority, Hospital Rev. (Community Foundation of Northwest Indiana), 5.5%, 2037	705,000	705,261
Indiana Health & Educational Financing Authority Rev. (Community Foundation of Northwest Indiana ), “A”, 6%, 2034	150,000	155,141
Johnson City, TN, Health & Educational Facilities Board Hospital Rev. (Mountain States Health Alliance), “A”, 5.5%, 2036	845,000	854,151
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.375%, 2024	255,000	284,815
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Baptist Healthcare System), “A”, 5.625%, 2027	85,000	94,493
Kentucky Economic Development Finance Authority, Hospital Facilities Rev. (Owensboro Medical Health System), “A”, 6.375%, 2040	440,000	472,820
Lake County, OH, Hospital Facilities Rev. (Lake Hospital), “C”, 6%, 2043	265,000	282,010
Louisiana Public Facilities Authority Hospital Rev. (Lake Charles Memorial Hospital), 6.375%, 2034	415,000	397,931
Louisville & Jefferson County, KY, Metropolitan Government Healthcare Systems Rev. (Norton Healthcare, Inc.), 5.25%, 2036	385,000	391,387
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2032	45,000	43,141
Lufkin, TX, Health Facilities Development Corp. Rev. (Memorial Health System), 5.5%, 2037	45,000	42,603
Maryland Health & Higher Educational Facilities Authority Rev. (Anne Arundel Health System), “A”, 6.75%, 2039	175,000	205,083
Maryland Health & Higher Educational Facilities Authority Rev. (Mercy Medical Center), “A”, 5.5%, 2042	300,000	302,352
Maryland Health & Higher Educational Facilities Authority Rev. (Washington County Hospital), 6%, 2043	95,000	98,171
Massachusetts Health & Educational Facilities Authority Rev. (Boston Medical Center), 5.25%, 2038	110,000	105,793
Massachusetts Health & Educational Facilities Authority Rev. (Milford-Whitinsville Regional), “C”, 5.75%, 2013	270,000	270,313
Massachusetts Health & Educational Facilities Authority Rev. (Quincy Medical Center), “A”, 6.5%, 2038	165,000	151,256
Massachusetts Health & Educational Facilities Authority Rev. (South Shore Hospital), “F”, 5.75%, 2029	370,000	371,480
New Hampshire Business Finance Authority Rev. (Elliot Hospital Obligated Group), “A”, 6%, 2027	445,000	466,867
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2012 (c)	440,000	489,161

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
New Hampshire Health & Education Facilities Authority Rev. (Catholic Medical Center), “A”, 6.125%, 2032	$60,000	$61,129
New Hampshire Health & Education Facilities Authority Rev. (Memorial Hospital at Conway), 5.25%, 2036	300,000	275,802
New Jersey Health Care Facilities, Financing Authority Rev. (Robert Wood Johnson University Hospital), 5%, 2031	70,000	71,993
New Jersey Health Care Facilities, Financing Authority Rev. (St. Peter’s University Hospital), 5.75%, 2037	415,000	422,018
New York Dormitory Authority Rev. (North Shore Long Island Jewish Group), 5.5%, 2013 (c)	100,000	113,743
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.5%, 2030	165,000	188,229
New York Dormitory Authority Rev., Non-State Supported Debt (Bronx-Lebanon Hospital Center), LOC, 6.25%, 2035	100,000	112,111
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2035	100,000	102,061
Northampton County, PA, General Purpose Authority Hospital Rev. (St. Luke’s Hospital), “A”, 5.5%, 2040	115,000	116,921
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), 5.75%, 2012 (c)	150,000	167,769
Orange County, FL, Health Facilities Authority Hospital Rev. (Orlando Regional Healthcare), “C”, ETM, NATL, 6.25%, 2013 (c)	1,740,000	2,036,426
Palomar Pomerado Health Care District, CA, COP, 6.75%, 2039	340,000	374,864
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 6.625%, 2023	335,000	335,194
Philadelphia, PA, Hospitals & Higher Education Facilities Authority Rev. (Temple University Health System), “A”, 5.5%, 2030	395,000	367,915
Rhode Island Health & Educational Building Corp. Rev., Hospital Financing (Lifespan Obligated Group), “A”, ASSD GTY, 7%, 2039	855,000	990,714
Rhode Island Health & Educational Building Corp., Hospital Financing (Lifespan Obligated Group), 6.375%, 2012 (c)	435,000	474,150
Richmond, IN, Hospital Authority Rev. (Reid Hospital & Health Center Services), “A”, 6.625%, 2039	525,000	578,729
Royal Oak, MI, Hospital Finance Authority Rev. (William Beaumont Hospital), 8.25%, 2039	230,000	279,273
Scioto County, OH, Hospital Facilities Rev. (Southern Ohio Medical Center), 5.75%, 2038	555,000	580,608
Scottsdale, AZ, Industrial Development Authority Hospital Rev. (Scottsdale Healthcare), “C”, ASSD GTY, 5%, 2035	140,000	143,769
Skagit County, WA, Public Hospital District No. 001 Rev. (Skagit Valley Hospital), 5.75%, 2032	535,000	541,260
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2012 (c)	110,000	121,838
South Carolina Jobs & Economic Development Authority (Bon Secours - Venice Healthcare Corp.), 5.5%, 2023	390,000	398,876
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6%, 2029	105,000	110,230
South Lake County, FL, Hospital District Rev. (South Lake Hospital), “A”, 6.25%, 2039	155,000	162,640
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.375%, 2015	325,000	326,908
Southwestern, IL, Development Authority Rev. (Anderson Hospital), 5.125%, 2036	1,000,000	887,980
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2023	325,000	331,692
St. Paul, MN, Housing & Redevelopment Authority Healthcare Facilities Rev. (Healthpartners Obligated Group), 5.25%, 2036	615,000	591,470
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2026	1,365,000	1,370,569

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Hospitals – continued
Sullivan County, TN, Health, Educational & Housing Facilities Board Hospital Rev. (Wellmont Health Systems Project), “C”, 5.25%, 2036	$135,000	$129,103
Sumner County, TN, Health, Educational & Housing Facilities Board Rev. (Sumner Regional Health Systems, Inc.), “A”, 5.5%, 2046	1,000,000	860,000
Tarrant County, TX, Cultural Education Facilities Finance Corp. (Scott & White Memorial Hospital), “A”, 5.5%, 2031	85,000	89,350
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.25%, 2032	265,000	259,210
Tyler, TX, Health Facilities Development Corp. (East Texas Medical Center), “A”, 5.375%, 2037	220,000	215,521
Washington Health Care Facilities Authority Rev. (Highline Medical Center), FHA, 6.25%, 2036	700,000	778,778
Washington Health Care Facilities Authority Rev. (Virginia Mason Medical Center), “A”, 6.25%, 2042	570,000	595,399
West Virginia Hospital Finance Authority, Hospital Rev. (Thomas Health System), 6.5%, 2038	285,000	285,157
Wisconsin Health & Educational Facilities Authority Rev. (Aurora Health Care, Inc.), 6.4%, 2033	175,000	180,971
Wisconsin Health & Educational Facilities Authority Rev. (Fort Healthcare, Inc. Project), 5.375%, 2018	385,000	399,122
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2032	195,000	205,741
Wisconsin Health & Educational Facilities Authority Rev. (ProHealth Care, Inc. Obligated Group), 6.625%, 2039	100,000	110,939
Wisconsin Health & Educational Facilities Authority Rev. (Wheaton Franciscan Services), 5.25%, 2034	695,000	656,990

		$31,318,622

Healthcare Revenue - Long Term Care – 7.9%
ABAG Finance Authority for Non-Profit Corps., CA, Rev. (Casa de las Campanas), 6%, 2037	$70,000	$72,337
Abilene, TX, Health Facilities Development Corp., Retirement Facilities Rev. (Sears Methodist Retirement Systems, Inc.), “A”, 7%, 2033	500,000	456,830
Bucks County, PA, Industrial Development Authority Retirement Community Rev. (Ann’s Choice, Inc.), “A”, 6.125%, 2025	500,000	501,960
Capital Projects Finance Authority, FL (Glenridge on Palmer Ranch), “A”, 8%, 2012 (c)	500,000	574,585
Chartiers Valley, PA, Industrial & Commercial Development Authority Rev. (Friendship Village South), “A”, 5.25%, 2013	500,000	523,170
Chester County, PA, Industrial Development Authority Rev. (RHA Nursing Home), 8.5%, 2032	705,000	644,166
Cumberland County, PA, Municipal Authority Rev. (Diakon Lutheran Social Ministries), 6.125%, 2029	570,000	596,984
Fulton County, GA, Residential Care Facilities, Elderly Authority Rev. (Canterbury Court), “A”, 6.125%, 2034	250,000	232,553
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.625%, 2030	35,000	37,800
Hamden, CT, Facility Rev. (Whitney Center Project), “A”, 7.75%, 2043	205,000	218,540
Hawaii Department of Budget & Finance, Special Purpose Rev. (15 Craigside Project), “A”, 9%, 2044	115,000	133,099
Illinois Finance Authority Rev. (Hoosier Care, Inc.), “A”, 7.125%, 2034	420,000	386,950
Illinois Finance Authority Rev. (Smith Village), “A”, 6.25%, 2035	500,000	439,820
Illinois Health Facilities Authority Rev. (Lutheran Senior Ministries, Inc.), 7.375%, 2011 (c)	250,000	268,858
Illinois Health Facilities Authority Rev. (Smith Crossing), “A”, 7%, 2032	250,000	237,320
La Verne, CA, COP (Brethren Hillcrest Homes), “B”, 6.625%, 2025	350,000	354,340
Massachusetts Development Finance Agency Rev. (Loomis Communities, Inc.), “A”, 5.625%, 2015	150,000	150,051

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Healthcare Revenue - Long Term Care – continued
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.125%, 2028	$200,000	$175,248
Montgomery County, PA, Industrial Development Authority Rev. (Whitemarsh Continuing Care), 6.25%, 2035	300,000	253,857
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.75%, 2025	310,000	286,871
New Jersey Economic Development Authority Rev. (Lions Gate), “A”, 5.875%, 2037	100,000	87,189
Savannah, GA, Economic Development Authority, First Mortgage (Marshes of Skidway), “A”, 7.4%, 2024	250,000	254,160
Shelby County, TN, Health, Educational & Housing Facilities Board Rev. (Germantown Village), “A”, 7.25%, 2034	150,000	150,362
South Carolina Jobs & Economic Development Authority, Health Facilities Rev. (Wesley Commons), 5.3%, 2036	250,000	203,700
St. John’s County, FL, Industrial Development Authority Rev. (Presbyterian Retirement), “A”, 6%, 2045	400,000	413,248
Suffolk County, NY, Industrial Development Agency, Civic Facilities Rev. (Gurwin Jewish Phase II), 6.7%, 2039	490,000	467,793
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.125%, 2029	40,000	40,998
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Air Force Village), 6.375%, 2044	315,000	320,994
Tarrant County, TX, Cultural Education Facilities Finance Corp. Retirement Facility (Stayton at Museum Way), 8.25%, 2044	500,000	508,910

		$8,992,693

Healthcare Revenue - Other – 0.3%
Massachusetts Health & Educational Facilities Authority Rev. (Civic Investments, Inc.), “A”, 9%, 2012 (c)	$250,000	$287,393

Human Services – 0.2%
Massachusetts Development Finance Agency Rev. (Evergreen Center, Inc.), 5%, 2024	$250,000	$239,878

Industrial Revenue - Airlines – 0.4%
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “A”, 8.75%, 2029	$125,000	$140,620
Clayton County, GA, Development Authority Special Facilities Rev. (Delta Airlines, Inc.), “B”, 9%, 2035	95,000	102,382
Dallas Fort Worth, TX, International Airport Facility Improvement Corp. (American Airlines, Inc.), 5.5%, 2030	105,000	80,909
New York, NY, City Industrial Development Agencies Rev. (American Airlines, Inc.), 7.5%, 2016	115,000	118,798

		$442,709

Industrial Revenue - Chemicals – 1.0%
Brazos River, TX, Harbor Navigation District (Dow Chemical Co.), “B-2”, 4.95%, 2033	$590,000	$584,082
Michigan Strategic Fund Ltd. Obligation Rev. (Dow Chemical Co.), 6.25%, 2014	525,000	594,731

		$1,178,813

Industrial Revenue - Environmental Services – 1.3%
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Republic Services, Inc.), “B”, 5.25%, 2023 (b)	$135,000	$143,420
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “A”, 5%, 2022	305,000	309,651
California Pollution Control Financing Authority, Solid Waste Disposal Rev. (Waste Management, Inc.), “C”, 5.125%, 2023	335,000	339,482
Mission, TX, Economic Development Corp., Solid Waste Disposal Rev. (Allied Waste N.A., Inc.), “A”, 5.2%, 2018	650,000	655,941

		$1,448,494

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Industrial Revenue - Other – 2.5%
California Statewide Communities, Development Authority Facilities (Microgy Holdings Project), 9%, 2038 (d)	$26,773	$2,602
Gulf Coast, TX, Industrial Development Authority Rev. (CITGO Petroleum Corp.), 8%, 2028	250,000	251,768
Houston, TX, Industrial Development Corp. (United Parcel Service, Inc.), 6%, 2023	315,000	311,189
Indianapolis, IN, Airport Authority Rev., Special Facilities (FedEx Corp.), 5.1%, 2017	250,000	261,590
Michigan Strategic Fund Ltd. Obligation Rev. (Michigan Sugar Co., Carrollton), 6.55%, 2025	250,000	219,243
New Jersey Economic Development Authority Rev. (GMT Realty LLC), “B”, 6.875%, 2037	500,000	423,235
Pennsylvania Economic Development Financing Authority, Finance Authority Facilities Rev. (Amtrak), “A”, 6.25%, 2031	180,000	183,148
Toledo Lucas County, OH, Authority Port Rev., Facilities (CSX, Inc. Project), 6.45%, 2021	1,000,000	1,157,520

		$2,810,295

Industrial Revenue - Paper – 1.1%
Camden, AL, Industrial Development Board Exempt Facilities Rev., “B” (Weyerhaeuser Co.), 6.375%, 2013 (c)	$275,000	$321,104
Escambia County, FL, Environmental Improvement Rev. (International Paper Co.), “A”, 5.75%, 2027	250,000	255,175
Rockdale County, GA, Development Authority Project Rev. (Visy Paper Project), “A”, 6.125%, 2034	320,000	311,645
Sabine River Authority Rev., Louisiana Water Facilities (International Paper Co.), 6.2%, 2025	310,000	315,512

		$1,203,436

Miscellaneous Revenue - Entertainment & Tourism – 0.9%
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6%, 2030	$200,000	$214,170
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.25%, 2040	130,000	138,637
Brooklyn, NY, Arena Local Development Corp. (Barclays Center Project), 6.375%, 2043	90,000	96,439
Cow Creek Band of Umpqua Tribe of Indians, OR, “C”, 5.625%, 2026 (n)	350,000	283,374
New York Liberty Development Corp. Rev. (National Sports Museum), “A”, 6.125%, 2019 (d)	220,000	660
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.125%, 2029	65,000	74,549
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.375%, 2039	45,000	50,703
New York, NY, City Industrial Development Agency Rev. (Queens Baseball Stadium), ASSD GTY, 6.5%, 2046	195,000	221,387

		$1,079,919

Miscellaneous Revenue - Other – 2.7%
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2017	$95,000	$95,654
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2019	190,000	187,844
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2020	155,000	149,668
Austin, TX, Convention Center (Convention Enterprises, Inc.), “A”, SYNCORA, 5.25%, 2024	90,000	84,883
Dallas, TX, Civic Center Convention Complex Rev., ASSD GTY, 5.25%, 2034	465,000	495,741
New Orleans, LA, Aviation Board Gulf Opportunity Zone CFC Rev. (Consolidated Rental Car), “A”, 6.25%, 2030	185,000	196,437
New York Liberty Development Corp., Liberty Rev. (One Bryant Park LLC), 6.375%, 2049	770,000	821,644

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Miscellaneous Revenue - Other – continued
Oklahoma Industries Authority Rev. (Oklahoma Medical Research Foundation Project), 5.5%, 2029	$600,000	$638,772
Summit County, OH, Port Authority Building Rev. (Seville Project), “A”, 5.1%, 2025	415,000	367,308
V Lakes Utility District, MS, Water Systems Rev., 7%, 2037	85,000	79,001

		$3,116,952

Multi-Family Housing Revenue – 4.7%
Broward County, FL, Housing Finance Authority Rev. (Chaves Lakes Apartments Ltd.), “A”, 7.5%, 2040	$500,000	$500,090
Capital Trust Agency, FL, Housing Rev. (Atlantic Housing Foundation), “B”, 4.5%, 2032 (q)	355,000	152,000
Charter Mac Equity Issuer Trust, FHLMC, 6.3%, 2019 (n)	500,000	523,935
Charter Mac Equity Issuer Trust, “B”, FHLMC, 7.6%, 2050 (b)(n)	500,000	508,415
Clay County, FL, Housing Finance Authority Rev. (Madison Commons Apartments), “A”, 7.45%, 2040	233,940	229,514
District of Columbia Housing Finance Agency (Henson Ridge), “E”, FHA, 5.1%, 2037	500,000	502,795
Durham, NC, Durham Housing Authority Rev. (Magnolia Pointe Apartments), 5.65%, 2038 (b)	370,304	298,650
Minneapolis, MN, Student Housing Rev. (Riverton Community Housing Project), “A”, 5.7%, 2040	250,000	203,143
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049 (b)(z)	1,000,000	659,240
New Mexico Mortgage Finance Authority, Multi-Family Housing Rev. (Sun Pointe Apartments), “E”, FHA, 4.8%, 2040	500,000	499,210
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 2016 (z)	227,741	217,900
Tacoma, WA, Housing Authority Multi-Family Rev. (Redwood/Juniper, Pine Tree Harbor, & Conifer South), GNMA, 5.05%, 2037	1,040,000	1,040,354

		$5,335,246

Sales & Excise Tax Revenue – 2.1%
Bolingbrook, IL, Sales Tax Rev., 6.25%, 2024	$250,000	$159,778
Massachusetts Bay Transportation Authority, Sales Tax Rev., “A-1”, 5.25%, 2029	350,000	431,179
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2034	480,000	507,034
Regional Transportation District, CO, Private Activity Rev. (Denver Transportation Partners), 6%, 2041	245,000	256,111
Tampa Bay, FL, Sports Authority Rev. (Sales Tax-Tampa Bay Arena), NATL, 5.75%, 2025	1,000,000	1,104,780

		$2,458,882

Single Family Housing - Local – 0.8%
Chicago, IL, Single Family Mortgage Rev., “A”, GNMA, 7.15%, 2031	$10,000	$10,503
Minneapolis & St. Paul Housing Authority Rev. (City Living), “A-2”, GNMA, 5%, 2038	381,250	383,027
Pittsburgh, PA, Urban Redevelopment Authority Rev., “C”, GNMA, 4.8%, 2028	500,000	513,345

		$906,875

Single Family Housing - State – 2.7%
California Housing Finance Agency Rev., “G”, 5.5%, 2042	$350,000	$347,074
Colorado Housing & Finance Authority, “A”, 5.5%, 2029	1,080,000	1,162,307
Colorado Housing & Finance Authority, “B-2”, 7.25%, 2031	30,000	30,923
Maine Housing Authority Mortgage, “A-2”, 4.95%, 2027	500,000	504,675
Montana Board Housing (Single Family Mortgage), “A”, 5%, 2036	730,000	731,175
North Dakota Housing Finance Agency Rev., “A”, 4.85%, 2021	280,000	287,515

		$3,063,669

Solid Waste Revenue – 1.7%
Delaware County, PA, Industrial Development Authority Rev. (American Ref-Fuel), “A”, 6.1%, 2013	$675,000	$677,336

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Solid Waste Revenue – continued
Massachusetts Industrial Finance Agency, Resource Recovery Rev. (Ogden Haverhill Associates), “A”, 5.45%, 2012	$1,250,000	$1,261,625
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Rev. (Philadelphia Biosolids Facility), 6.25%, 2032	55,000	59,729

		$1,998,690

State & Agency - Other – 0.2%
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.25%, 2024	$100,000	$100,277
Commonwealth of Puerto Rico (Mepsi Campus), “A”, 6.5%, 2037	100,000	96,183

		$196,460

State & Local Agencies – 17.3%
Berkeley County, SC, School District Installment Lease (Securing Assets for Education), 5%, 2028	$500,000	$513,050
Dorchester County, SC, School District No. 2, Growth Remedy Opportunity Tax Hike, 5.25%, 2029	250,000	262,970
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “A”, 5%, 2045	420,000	403,271
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Enhanced, “B”, 5.5%, 2013 (c)	500,000	566,585
Guam Government Department of Education (John F. Kennedy High School), “A”, COP, 6.875%, 2040	65,000	66,452
Indiana Office Building Commission Correction Facilities Program Rev. (Women’s Prison), “B”, AMBAC, 6.25%, 2016	2,820,000	3,255,972
Lancaster, SC, Educational Assistance Program, Inc., School District Lancaster County Project, 5%, 2026	550,000	566,478
Laurens County, SC, School District No. 55, Installment Purchase Rev., 5.25%, 2030	350,000	352,681
Los Angeles County, CA, Schools (Regionalized Business Service Corp.), Pooled Financing, Capital Appreciation, “A”, AMBAC, 0%, 2021	2,135,000	1,153,861
Metropolitan Government of Nashville & Davidson County, TN, Health & Educational Facilities Board Rev. (Meharry Medical College), AMBAC, 6%, 2016	1,575,000	1,778,711
New York Dormitory Authority Rev. (City University) “A”, 5.75%, 2018	5,000,000	5,859,100
New York Urban Development Corp. Rev. (State Facilities), 5.6%, 2015	1,000,000	1,120,340
Newberry, SC, Investing in Children’s Education (Newberry County School District Program), 5%, 2030	350,000	354,480
Philadelphia, PA, Municipal Authority Rev., 6.5%, 2034	105,000	112,915
Riverside, MO, Tax Increment Rev. (L-385 Levee Project), 5.25%, 2020	500,000	522,850
St. Louis, MO, Industrial Development Authority Leasehold Rev. (Convention Center Hotel), AMBAC, 0%, 2018	300,000	179,865
Utah Building Ownership Authority Lease Rev. (State Facilities Master Lease Program), “C”, AGM, 5.5%, 2019	1,750,000	2,117,080
West Virginia Building Commission, Lease Rev. (WV Regional Jail), “A”, AMBAC, 5.375%, 2018	500,000	547,195

		$19,733,856

Student Loan Revenue – 0.4%
Massachusetts Educational Financing Authority, Education Loan Rev., “H”, ASSD GTY, 6.35%, 2030	$445,000	$494,836

Tax - Other – 2.4%
Dallas County, TX, Flood Control District, 7.25%, 2032	$500,000	$524,035
New York, NY, Transitional Finance Authority Rev., “A”, 5%, 2026 (f)	1,960,000	2,065,036
Virgin Islands Public Finance Authority Rev. (Diageo Project), “A”, 6.75%, 2037	160,000	182,859

		$2,771,930

Tax Assessment – 3.8%
Atlanta, GA, Tax Allocation (Eastside Project), “A”, 5.625%, 2016	$300,000	$319,296
Celebration Community Development District, FL, “A”, 6.4%, 2034	220,000	224,132

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Tax Assessment – continued
Chicago, IL, Tax Increment Allocation (Pilsen Redevelopment), “B”, 6.75%, 2022	$610,000	$601,186
Du Page County, IL, Special Service Area (Monarch Landing Project), 5.4%, 2016	189,000	182,559
Grand Bay at Doral Community Development District, FL, “B”, 6%, 2017	405,000	184,692
Heritage Harbour North Community Development District, FL, Capital Improvement Rev., 6.375%, 2038	130,000	110,640
Huntington Beach, CA, Community Facilities District, Special Tax (Grand Coast Resort), “2000-1”, 6.45%, 2031	300,000	302,832
Lincoln, CA, Special Tax (Community Facilities District ), “2003-1”, 5.55%, 2013 (c)	445,000	517,562
Lincolnshire, IL, Special Service Area No. 1 (Sedgebrook Project), 6.25%, 2034	225,000	197,730
Magnolia Park Community Development District, FL, Special Assessment, “A”, 6.15%, 2039	180,000	124,564
Plano, IL, Special Service Area No. 4 (Lakewood Springs Project Unit 5-B), 6%, 2035	735,000	644,044
Seven Oaks, FL, Community Development District II Special Assessment Rev., “A”, 5.875%, 2035	455,000	280,794
Tolomato Community Development District, FL, Special Assessment, 6.65%, 2040	100,000	74,111
Volo Village, IL, Special Service Area No. 3, Special Tax (Symphony Meadows Project), “1”, 6%, 2036	250,000	189,223
West Villages Improvement District, FL, Special Assessment Rev. (Unit of Development No. 3), 5.5%, 2037	480,000	240,038
Westridge, FL, Community Development District, Capital Improvement Rev., 5.8%, 2037 (d)	480,000	182,400

		$4,375,803

Tobacco – 3.8%
Badger, WI, Tobacco Asset Securitization Corp., 6.375%, 2012 (c)	$250,000	$275,153
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 5.875%, 2047	1,405,000	1,019,833
Buckeye, OH, Tobacco Settlement Financing Authority, “A-2”, 6.5%, 2047	635,000	506,508
Golden State, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., “A-1”, 6.25%, 2013 (c)	555,000	615,495
Inland Empire, CA, Tobacco Securitization Corp., Tobacco Settlement Rev., Asset Backed, Capital Appreciation, “C-1”, 0%, 2036	250,000	13,418
Louisiana Tobacco Settlement Authority Rev., “2001-B”, 5.875%, 2039	300,000	300,972
Michigan Tobacco Settlement Finance Authority Rev., Asset Backed, “A”, 6%, 2048	1,200,000	909,768
New Jersey Tobacco Settlement Financing Corp., “1-A”, 5%, 2041	295,000	201,659
Virginia Tobacco Settlement Financing Corp., “B-1”, 5%, 2047	105,000	70,462
Washington Tobacco Settlement Authority Rev., 6.625%, 2032	460,000	464,002

		$4,377,270

Toll Roads – 3.1%
Northwest Parkway, CO, Public Highway Authority (First Tier), “D”, 7.125%, 2011 (c)	$490,000	$524,834
Pennsylvania Turnpike Commission, Capital Appreciation, “C”, AGM, 0% to 2016, 6.25% to 2033	1,180,000	968,733
San Joaquin Hills, CA, Transportation Corridor Agency, Toll Road Rev., Capital Appreciation, “A”, NATL, 0%, 2015	2,000,000	1,557,460
Texas Private Activity Bond, Surface Transportation Corp., 7%, 2040	425,000	463,407

		$3,514,434

Transportation - Special Tax – 1.2%
Regional Transportation Authority, IL, “C”, FGIC, 7.75%, 2020	$1,000,000	$1,332,680

Universities - Colleges – 26.2%
Anderson, IN, Economic Development Rev. (Anderson University Project), 5%, 2028	$225,000	$217,964
California Educational Facilities Authority Rev. (California Lutheran University), 5.75%, 2038	350,000	364,658
California Educational Facilities Authority Rev. (University of Southern California), “A”, 5.25%, 2038	535,000	592,432
California Municipal Finance Authority Rev. (Biola University), 5.8%, 2028	100,000	106,744

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Colleges – continued
California State University Rev., “A”, AMBAC, 5%, 2026	$960,000	$1,030,790
District of Columbia Rev., Capital Appreciation, (Georgetown University), BHAC, 0% to 2018, 5% to 2040	1,430,000	959,559
Grand Valley, MI, State University Rev., 5.5%, 2027	115,000	125,636
Grand Valley, MI, State University Rev., 5.625%, 2029	55,000	59,987
Harris County, TX, Cultural Education Facilities Rev. (Baylor College of Medicine), “D”, 5.625%, 2032	490,000	487,187
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2031	335,000	309,842
Illinois Finance Authority Rev. (Illinois Institute of Technology), “A”, 5%, 2036	335,000	302,783
Illinois Finance Authority Rev. (Roosevelt University Project), 6.25%, 2029	545,000	582,709
Illinois Finance Authority Rev. (Roosevelt University Project), 6.5%, 2039	125,000	134,016
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.125%, 2027	285,000	289,668
Lubbock, TX, Educational Facilities Authority Rev. (Lubbock Christian University), 5.25%, 2037	255,000	255,258
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2030	100,000	100,999
Marietta, GA, Development Facilities Authority Rev. (Life University), 7%, 2039	100,000	100,401
Massachusetts Development Finance Agency Rev. (Simmons College), SYNCORA, 5.25%, 2026	125,000	132,983
Massachusetts Development Finance Agency Rev. (Western New England College), 6.125%, 2012 (c)	315,000	355,024
Massachusetts Health & Educational Facilities Authority Rev. (Simmons College), “I”, 8%, 2029	225,000	259,061
Massachusetts Health & Educational Facilities Authority Rev. (Springfield College), 5.625%, 2040	90,000	93,339
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 6.25%, 2030	415,000	452,242
Massachusetts Health & Educational Facilities Authority Rev. (Suffolk University), “A”, 5.75%, 2039	370,000	389,044
Miami-Dade County, FL, Educational Facilities Authority Rev. (University of Miami), “A”, 5.75%, 2028	125,000	134,091
Michigan Higher Education Facilities Authority Rev. (College for Creative Studies), 6.125%, 2037	475,000	487,013
New Jersey Educational Facilities Authority Rev. (University of Medicine & Dentistry), “B”, 7.5%, 2032	460,000	541,678
New York Dormitory Authority Rev. (Columbia University), 5%, 2038 (u)	15,000,000	16,463,700
Pennsylvania Higher Educational Facilities Authority Rev. (Lasalle University), “A”, 5.25%, 2027	45,000	46,515
San Leanna, TX, Educational Facilities Corp., Higher Education Rev. (St. Edwards University), 5.125%, 2036	115,000	112,655
Tulsa, OK, Industrial Authority Rev. (University of Tulsa), 6%, 2027	535,000	618,407
University of Minnesota, “A”, ETM, 5.75%, 2014 (c)	500,000	594,990
University of Minnesota, “A”, ETM, 5.5%, 2021 (c)	2,000,000	2,514,300
University of Southern Indiana Rev. (Student Fee), “J”, ASSD GTY, 5.75%, 2028	210,000	240,664
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.25%, 2032	190,000	210,060
University of Southern Mississippi Educational Building Corp. Rev. (Campus Facilities Project), 5.375%, 2036	65,000	71,644
Washington Higher Education Facilities Authority Rev. (Whitworth University), 5.875%, 2034	225,000	241,592

		$29,979,635

Universities - Dormitories – 1.1%
Bowling Green, OH, Student Housing Rev. (State University Project), 6%, 2045	$285,000	$289,380
California Statewide Communities Development Authority Rev. (Lancer Educational Student Housing Project), 5.625%, 2033	500,000	422,765

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Universities - Dormitories – continued
California Statewide Communities Development Authority Rev. (Student Housing, SUCI East Campus), 6%, 2040	$220,000	$227,031
Maryland Economic Development Corp. Student Housing (University of Maryland - College Park), 5.875%, 2043	130,000	134,103
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 5.8%, 2030	65,000	66,544
Pennsylvania Higher Education Facilities Authority Rev. (Edinboro University Foundation), 6%, 2043	85,000	87,341

		$1,227,164

Universities - Secondary Schools – 0.5%
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.125%, 2040	$100,000	$103,331
Clifton, TX, Higher Education Finance Corp. Rev. (Uplift Education), “A”, 6.25%, 2045	70,000	72,894
Colorado Educational & Cultural Facilities Authority Rev. (Academy of Charter Schools Project), 5.625%, 2040	230,000	235,366
La Vernia, TX, Higher Education Finance Corp. Rev. (KIPP, Inc.), “A”, 6.25%, 2039	150,000	159,059

		$570,650

Utilities - Cogeneration – 1.0%
Pennsylvania Economic Development Financing Authority Rev., Resource Recovery Rev. (Colver), “G”, 5.125%, 2015	$325,000	$328,471
Puerto Rico Industrial, Tourist, Educational, Medical & Environmental Central Facilities (Cogeneration Facilities - AES Puerto Rico Project), 6.625%, 2026	320,000	322,870
Suffolk County, NY, Industrial Development Agency Rev. (Nissequoque Cogeneration Partners Facilities), 5.5%, 2023	550,000	500,313

		$1,151,654

Utilities - Investor Owned – 11.2%
Brazos River Authority, TX, Pollution Control Rev. (Texas Utility Co.), “A”, 7.7%, 2033	$250,000	$124,750
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 5.75%, 2036 (b)	65,000	62,400
Brazos River Authority, TX, Pollution Control Rev. (TXU Electric Co. LLC), “C”, 6.75%, 2038	270,000	134,700
Chula Vista, CA, Industrial Development Rev. (San Diego Gas), 5.875%, 2034	195,000	222,050
Clark County, NV, Industrial Development Rev. (Nevada Power Co. Project), “B”, 5.9%, 2030	250,000	249,990
Clark County, NV, Industrial Development Rev. (Southwest Gas Corp. Project), “E”, 5.8%, 2038 (b)	250,000	271,285
Farmington, NM, Pollution Control Rev. (Public Service New Mexico), “D”, 5.9%, 2040	400,000	417,116
Hawaii Department of Budget & Finance Special Purpose Rev. (Hawaiian Electric Co. & Subsidiary), 6.5%, 2039	410,000	454,260
Maricopa County, AZ, Pollution Control Corp., Pollution Control Rev. (Arizona Public Service Co.), “D”, 6%, 2029 (b)	195,000	213,642
Massachusetts Development Finance Agency, Solid Waste Disposal Rev. (Dominion Energy Brayton), 5.75%, 2042 (b)	70,000	76,319
Matagorda County, TX, Navigation District 1 (Houston Lighting.), AMBAC, 5.125%, 2028	2,000,000	2,005,740
Michigan Strategic Fund, Ltd. Obligation Rev. (Detroit Edison), “A”, NATL, 5.55%, 2029	3,000,000	3,007,440
Mississippi Business Finance Corp., Pollution Control Rev. (Systems Energy Resources Project), 5.875%, 2022	1,000,000	1,002,950
New Hampshire Business Finance Authority, Pollution Control Rev. (Public Service of New Hampshire), “B”, NATL, 4.75%, 2021	250,000	252,978
Pennsylvania Economic Development Financing Authority (Allegheny Energy Supply Co. LLC), 7%, 2039	495,000	560,617
Petersburg, IN, Pollution Control Rev. (Indianapolis Power & Light), NATL, 5.4%, 2017	2,500,000	2,781,175

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

Issuer	Shares/Par	Value ($)
Municipal Bonds – continued
Utilities - Investor Owned – continued
Pima County, AZ, Industrial Development Authority Rev. (Tucson Electric Power Co.), 5.75%, 2029	$485,000	$497,528
Sweetwater County, WY, Pollution Control Rev. (Idaho Power Co.), 5.25%, 2026	425,000	463,314

		$12,798,254

Utilities - Other – 3.6%
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2026	$120,000	$125,480
Georgia Main Street Natural Gas, Inc., Gas Project Rev., “A”, 5.5%, 2028	250,000	255,463
Indiana Bond Bank Special Program, Gas Rev., “A”, 5.25%, 2018	190,000	209,080
Public Authority for Colorado Energy Natural Gas Purchase Rev., 6.5%, 2038	425,000	487,513
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2032	795,000	767,008
Salt Verde Financial Corp., AZ, Senior Gas Rev., 5%, 2037	790,000	752,688
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2017	180,000	189,902
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2022	205,000	212,770
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2023	300,000	310,587
Tennessee Energy Acquisition Corp., Gas Rev., “A”, 5.25%, 2026	610,000	623,951
Tennessee Energy Acquisition Corp., Gas Rev., “C”, 5%, 2025	185,000	185,559

		$4,120,001

Water & Sewer Utility Revenue – 3.0%
Atlanta, GA, Water & Wastewater Rev., “A”, 6%, 2022	$290,000	$348,403
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2038	505,000	547,198
Commonwealth of Puerto Rico Aqueduct & Sewer Authority Rev., “A”, 6%, 2044	195,000	209,841
Detroit, MI, Sewer Disposal System Rev., “B”, AGM, 7.5%, 2033	410,000	504,476
Hampton Roads, VA, Sanitation District Wastewater Rev., 5%, 2033	140,000	152,216
Massachusetts Water Pollution Abatement, 5.25%, 2028	750,000	957,165
Massachusetts Water Resources Authority, “B”, AGM, 5.25%, 2029	600,000	738,666

		$3,457,965

Total Municipal Bonds		$168,606,928

Money Market Funds (v) – 0.2%
MFS Institutional Money Market Portfolio, 0.24%, at Net Asset Value	165,784	$165,784

Total Investments		$168,772,712

Other Assets, Less Liabilities – (5.0)%		(5,724,306)

Preferred shares (Issued by the Fund) – (42.7)%		(48,750,000)

Net assets applicable to common shares – 100.0%		$114,298,406

(b)	Mandatory tender date is earlier than stated maturity date.
(c)	Refunded bond.
(d)	Non-income producing security - in default.
(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $1,315,724 representing 1.2% of net assets applicable to common shares.
(q)	Interest received was less than stated coupon rate.
(u)	Underlying security deposited into special purpose trust (“the trust”) by investment banker upon creation of self-deposited inverse floaters.
(v)	Underlying fund that is available only to investment companies managed by MFS. The rate quoted is the annualized seven-day yield of the fund at period end.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Current Market Value
MuniMae TE Bond Subsidiary LLC, 5.5%, 2049	11/02/05	$1,000,000	$659,240
Resolution Trust Corp., Pass-Through Certificates, “1993”, 9.75%, 2016	8/27/93	$229,441	$217,900

Total Restricted Securities			$877,140
% of Net Assets applicable to common shares			0.8%

MFS Investment Grade Municipal Trust

PORTFOLIO OF INVESTMENTS (unaudited) 8/31/10 - continued

The following abbreviations are used in this report and are defined:

COP	Certificate of Participation
ETM	Escrowed to Maturity
LOC	Letter of Credit

Insurers
AGM	Assured Guaranty Municipal
AMBAC	AMBAC Indemnity Corp.
ASSD GTY	Assured Guaranty Insurance Co.
BHAC	Berkshire Hathaway Assurance Corp.
CHCLI	California Health Construction Loan Insurance
FGIC	Financial Guaranty Insurance Co.
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corp.
GNMA	Government National Mortgage Assn.
NATL	National Public Finance Guarantee Corp.
SYNCORA	Syncora Guarantee Inc.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 8/31/10

(1) Investment Valuations

Debt instruments and floating rate loans (other than short-term instruments), including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less generally are valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price as provided by a third-party pricing service on the market on which they are primarily traded. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation as provided by a third-party pricing service on the market on which such futures contracts are primarily traded. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other financial instruments are derivative instruments not reflected in total investments, such as futures, forwards, swap contracts, and written options. The following is a summary of the levels used as of August 31, 2010 in valuing the fund’s assets or liabilities:

	Level 1	Level 2	Level 3	Total
Investments at Value
Municipal Bonds	$—	$168,606,928	$—	$168,606,928
Mutual Funds	165,784	—	—	165,784
Total Investments	$165,784	$168,606,928	$—	$168,772,712

Other Financial Instruments
Futures	$(45,243)	$—	$—	$(45,243)

For further information regarding security characteristics, see the Portfolio of Investments.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$151,937,792

Gross unrealized appreciation	$13,631,222
Gross unrealized depreciation	(4,323,902)

Net unrealized appreciation (depreciation)	$9,307,320

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

MFS Investment Grade Municipal Trust

Supplemental Information (Unaudited) 8/31/10 - continued

(3) Derivative Contracts at 8/31/10

Futures Contracts Outstanding at 8/31/10

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Liability Derivatives
Interest Rate Futures
U.S. Treasury Note 10 yr (Short)	USD	115	$14,446,875	December-10	$(28,475)
U.S. Treasury Bond 30 yr (Short)	USD	41	5,536,281	December-10	(16,768)

					$(45,243)

At August 31, 2010, the fund had sufficient cash and/or other liquid securities to cover any commitments under these derivative contracts.

(4) Transactions in Underlying Funds-Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be affiliated issuers:

Underlying Funds	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	1,647,155	18,242,845	(19,724,216)	165,784

Underlying Funds	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$—	$—	$1,831	$165,784

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Agreement and Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS INVESTMENT GRADE MUNICIPAL TRUST

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President

Date: October 18, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	MARIA F. DWYER
Maria F. Dwyer, President (Principal Executive Officer)

Date: October 18, 2010

By (Signature and Title)*	JOHN M. CORCORAN
John M. Corcoran, Treasurer (Principal Financial Officer and Accounting Officer)

Date: October 18, 2010

*	Print name and title of each signing officer under his or her signature.